INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2025	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock — 94.3%
COMMUNICATION SERVICES — 1.4%
17,310	Frontier Communications Parent(a)(b)	620,737
88,370	Lionsgate Studios(a)(b)	660,124

		1,280,861

CONSUMER DISCRETIONARY — 16.4%
37,450	Canada Goose Holdings(a)(b)	297,727
143,080	Despegar.com Corp.(a)(b)	2,688,473
47,861	Goodyear Tire & Rubber(a)(b)	442,235
21,000	MarineMax(a)(b)	451,500
287,699	Nordstrom(a)(c)	7,034,241
244,946	Playa Hotels & Resorts(b)(c)	3,265,130
81,443	PlayAGS(a)(b)	986,275

		15,165,581

CONSUMER STAPLES — 5.7%
88,900	Coty, Class A(b)	486,283
24,115	Kellanova(a)	1,989,246
14,516	Lamb Weston Holdings(a)	773,703
6,727	Reckitt Benckiser Group	454,533
23,850	Reynolds Consumer Products	569,061
13,200	Simply Good Foods(a)(b)	455,268
5,000	Smithfield Foods(b)	101,950
14,800	Vital Farms, Inc.(b)	450,956

		5,281,000

ENERGY — 4.4%
11,200	Frontline(a)	166,320
98,000	Green Plains, Inc.(a)(b)	475,300
7,838	Hess(a)	1,251,964
129,613	John Wood Group PLC(b)	46,911
408,240	Martin Midstream Partners	1,469,664
3,615	Phillips 66	446,380
11,333	Talos Energy, Inc.(a)(b)	110,157

		3,966,696

FINANCIALS — 6.6%
148,155	CI Financial	3,208,610
8,737	Enstar Group(a)(b)	2,904,004

		6,112,614

HEALTHCARE — 12.8%
Health Care Equipment & Supplies — 0.8%
50,158	Bausch + Lomb (a)(b)	727,291

Health Care Providers & Services — 4.0%
117,030	Patterson (a)	3,656,017

Pharmaceuticals — 8.0%
55,800	Intra-Cellular Therapies (a)(b)	7,361,136

		11,744,444

INDUSTRIALS — 17.1%
70,445	Air Transport Services Group(a)(b)(c)	1,580,786
43,900	Amentum Holdings(a)(b)	798,980
37,080	Beacon Roofing Supply(b)(d)	4,586,796
1,294	CACI International, Class A(b)	474,794
97,000	Dun & Bradstreet Holdings(a)	867,180
1,000	Karman Holdings(b)	33,420
9,238	KBR	460,145
1,780	MYR Group, Inc.(a)(b)	201,300
8,109	Parsons(b)	480,134
262,081	Paycor HCM(a)(b)	5,881,098
11,750	WillScot Holdings, Class A(a)(c)	326,650

		15,691,283

INFORMATION TECHNOLOGY — 14.8%
85	Allegro MicroSystems(b)	2,136
1,207,280	Converge Technology Solutions	4,579,989
323,920	E2open Parent Holdings(a)(b)	647,840
106,100	indie Semiconductor, Inc., Class A(a)(b)	215,913
72,800	Juniper Networks(a)	2,634,632
1,000	Sailpoint, Inc.(b)	18,750

Shares		Value ($)
Common Stock (continued)
INFORMATION TECHNOLOGY (continued)
298,509	SolarWinds(a)	5,501,521

		13,600,781

MATERIALS — 8.5%
179,593	Amcor(c)	1,742,052
24,682	Convestro AG(b)	1,583,701
42,219	Ecovyst, Inc.(b)	261,758
—	International Paper Co.	12
61,127	Pactiv Evergreen(c)	1,100,897
16,850	Teck Resources, Ltd., Class B(a)	613,845
30,300	TriMas Corp.(a)	709,929
42,500	United States Steel Corp.(a)	1,796,050

		7,808,244

UTILITIES — 6.6%
540,690	Altus Power, Inc., Class A(b)	2,676,415
43,506	Brookfield Renewable Partners L.P.(a)	964,093
158,640	Innergex Renewable Energy	1,491,332
16,350	TXNM Energy(a)	874,398

		6,006,238

	Total Common Stock (Cost $89,383,366)	86,657,742

Principal Amount ($)
Corporate Obligations — 25.1%
CONSUMER DISCRETIONARY — 4.7%
	Everi Holdings
1,250,000	5.00%, 07/15/2029 (e)	1,251,906
	Mclaren Finance
3,000,000	7.50%, 08/01/2026 (e)	2,985,000

		4,236,906

FINANCIALS — 2.7%
	AssuredPartners
2,100,000	5.63%, 01/15/2029 (e)	2,097,076
370,000	7.50%, 02/15/2032 (e)	394,755

		2,491,831

INDUSTRIALS — 10.1%
	Beacon Roofing Supply
950,000	4.13%, 05/15/2029 (e)	957,390
	Cargo Aircraft Management
2,050,000	4.75%, 02/01/2028 (e)	2,050,129
	Dun & Bradstreet
1,707,000	5.00%, 12/15/2029 (e)	1,710,660
	H&E Equipment Services
4,614,000	3.88%, 12/15/2028 (e)	4,602,377

		9,320,556

MATERIALS — 5.8%
	Pactiv Evergreen Group Issuer
1,430,000	4.00%, 10/15/2027 (e)	1,444,300
3,835,000	4.38%, 10/15/2028	3,918,910

		5,363,210

UTILITIES — 1.8%
	Atlantica Sustainable Infrastructure PLC
1,800,000	4.13%, 06/15/2028 (e)	1,693,825

	Total Corporate Obligations (Cost $23,170,340)	23,106,328

U.S. Senior Loans (f) — 4.9%
CONSUMER DISCRETIONARY — 2.4%
	8th Avenue Food & Provisions, Inc., Term Loan, 1st Lien,8.189%,
1,240,748	10/01/2025	1,220,046

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2025	NexPoint Event Driven Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
CONSUMER DISCRETIONARY (continued)
	Gogo Intermediate Holdings LLC, Initial Term Loan, 1st Lien,8.189%,
1,000,000	04/30/2028 (g)	938,665

		2,158,711

ENERGY — 1.1%
	EPIC Y- Grade Services, LP, Term Loan, 1st Lien,10.044%,
1,000,000	06/29/2029	1,001,410

HEALTHCARE — 1.4%
	Carestream Health Inc., Term Loan, 1st Lien,11.899%,
1,923,051	09/30/2027 (g)	1,327,627

	Total U.S. Senior Loans (Cost $4,949,673)	4,487,748

Contracts
Purchased Put Options(b) — 0.3%
1,539	Total Purchased Put Options (Cost $373,108)	275,300

Shares
Preferred Stock — 0.0%
HEALTHCARE — 0.0%
Healthcare Technology — 0.0%
428,568	AMINO, Inc. (b)(d)(h)(i)(j)	—

	Total Preferred Stock (Cost $2,464,266)	—

Units
Rights — 0.0%
HEALTHCARE — 0.0%
Healthcare Equipment & Supplies — 0.0%
3,352	Abiomed, Inc. (b)	3,419
7,303	Novartis (a)(b)	2,848

		6,267
Pharmaceuticals — 0.0%
225,000	Paratek Pharmaceuticals (b)(j)	18,000

		24,267

	Total Rights (Cost $–)	24,267

Principal Amount ($)
Repurchase Agreements(k)(l) — 1.1%
250,576	Daiwa Capital Markets dated 3/31/2025 to be repurchased on 4/01/2025, repurchase price $253,611 (collateralized by U.S. Treasury Obligations, ranging in par value $172 - $162,526, 0.000% - 4.880%, 4/22/2025 – 2/15/2045; with total market value $255,588)	250,576

Principal Amount ($)		Value ($)
Repurchase Agreements(k)(l) (continued)
250,576	Deutsche Bank Securities dated 3/31/2025 to be repurchased on 4/01/2025, repurchase price $253,611 (collateralized by U.S. Treasury Obligations, ranging in par value $26,381 - $267,268, 2.880% - 3.630%, 5/15/2043 – 8/15/2043; with total market value $255,588)	250,576
250,576	Mizuho Securities dated 3/31/2025 to be repurchased on 4/01/2025, repurchase price $253,604 (collateralized by U.S. Treasury Obligations, par value $253,360, 4.130%, 7/31/2031; with total market value $255,588)	250,576
250,576	Natwest Markets Securities dated 3/31/2025 to be repurchased on 4/01/2025, repurchase price $253,611 (collateralized by U.S. Treasury Obligations, ranging in par value $1,758 - $59,306, 1.250% - 4.380%, 12/31/2026 – 8/31/2031; with total market value $255,588)	250,576
46,132	RBC Dominion Securities dated 3/31/2025 to be repurchased on 4/01/2025, repurchase price $46,689 (collateralized by U.S. Treasury Obligations, ranging in par value $19 - $18,617, 0.000% - 4.000%, 4/15/2026 – 2/15/2054; with total market value $47,055)	46,132

	Total Repurchase Agreements (Cost $1,048,436)	1,048,436

Shares
Cash Equivalents — 0.3%
MONEY MARKET FUND(m) — 0.3%
238,370	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.210%	238,370

	Total Cash Equivalents (Cost $238,370)	238,370

Total Investments — 126.0% (Cost $121,627,559)		115,838,191

Securities Sold Short— (11.9)%
Exchange-Traded Funds — (2.6)%
(13,894)	ARK Innovation ETF (n)	(661,077)
(6,845)	Global X Copper Miners ETF	(267,434)
(4,267)	iShares Expanded Tech-Software Sector ETF (n)	(379,720)
(2,924)	iShares Russell 2000 Growth ETF	(747,170)
(6,770)	SPDR S&P Regional Banking ETF	(384,874)

	Total Exchange-Traded Funds (Proceeds $2,943,042)	(2,440,275)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2025	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock — (9.3)%
CONSUMER DISCRETIONARY — (0.5)%
(28,075)	OneWater Marine, Class A (n)	(454,253)

CONSUMER STAPLES — (0.2)%
(9,167)	Flowers Foods	(174,265)

ENERGY — (1.8)%
(8,037)	Chevron	(1,344,509)
(862)	Marathon Petroleum	(125,585)
(1,183)	Valero Energy	(156,239)

		(1,626,333)

FINANCIALS — (0.2)%
(2,254)	Dave (n)	(186,316)

INDUSTRIALS — (2.2)%
(3,227)	Booz Allen Hamilton Holding, Class A	(337,480)
(2,610)	Leidos Holdings	(352,193)
(6,814)	Maximus	(464,647)
(3,437)	Science Applications International	(385,872)
(16,089)	Tetra Tech, Inc.	(470,603)

		(2,010,795)

INFORMATION TECHNOLOGY — (0.9)%
(870)	Appfolio, Class A (n)	(191,313)
(1,100)	Apple, Inc.	(244,343)
(6,780)	ASGN (n)	(427,276)

		(862,932)

MATERIALS — (2.2)%
(24,766)	Berry Global Group	(1,728,914)
(2,893)	Southern Copper Corp.	(270,377)

		(1,999,291)

UTILITIES — (1.3)%
(43,506)	Brookfield Renewable Corporation	(1,214,687)

	Total Common Stock (Proceeds $8,543,098)	(8,528,872)

	Total Securities Sold Short - (11.9)% (Proceeds $11,486,140)	(10,969,147)

Other Assets & Liabilities, Net - (14.1)%(o)		(12,910,865)

Net Assets - 100.0%		91,958,179

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $56,668,782.
(b)	Non-income producing security.
(c)

Securities (or a portion of securities) on loan. As of March 31, 2025, the fair value of securities loaned was $3,115,987. The loaned securities were secured with cash and/or securities collateral of $3,215,000. Collateral is calculated based on prior day’s prices.

(d)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$2,464,266	$—	0.0%
Beacon Roofing Supply	Common Stock	3/20/2025	$4,591,453	$4,586,796	5.0%

(e)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2025, these securities amounted to $19,187,418 or 20.9% of net assets.

(f)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of March 31, 2025, the SOFR 1 Month and SOFR 3 Month rates were 4.33% and 4.35%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(g)

Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2025. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(h)

Securities with a total aggregate value of $0, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(i)	There is currently no rate available.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2025	NexPoint Event Driven Fund

(j)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $18,000, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2025. Please see Notes to Investment Portfolio.

(k)	Tri-Party Repurchase Agreement.
(l)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2025 was $1,048,436.
(m)	Rate reported is 7 day effective yield.
(n)	No dividend payable on security sold short.
(o)	As of March 31, 2025, $18,718,171 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2025	NexPoint Event Driven Fund

Forward foreign currency contracts outstanding as of March 31, 2025, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	04/09/25	GBP	1,771,604	USD	2,297,195	$10,638
Goldman Sachs	04/16/25	GBP	3,637,942	USD	4,690,835	(4,237)
Goldman Sachs	05/02/25	CAD	6,388,855	USD	4,495,615	49,549
Goldman Sachs	05/30/25	CAD	2,590,819	USD	1,808,810	3,220
Goldman Sachs	08/15/25	CAD	1,187,875	USD	834,808	3,890
Goldman Sachs	05/02/25	CAD	158,195	USD	109,610	(479)
Goldman Sachs	05/30/25	CAD	1,759,834	USD	1,224,838	(1,624)
Goldman Sachs	08/15/25	CAD	487,747	USD	340,091	(1,088)
Goldman Sachs	06/30/25	EUR	1,141,105	USD	1,258,173	19,381
Goldman Sachs	06/30/25	EUR	297,424	USD	311,383	(11,502)

						$67,748

Purchased options contracts outstanding as of March 31, 2025 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Allegro MicroSystems, Inc.	$25.00	Pershing	August 2025	1	$2,513	$317	$310
Intra-Cellular Therapies, Inc.	125.00	Pershing	May 2025	128	1,688,576	25,676	640
Juniper Networks, Inc.	35.00	Pershing	November 2025	910	3,293,290	183,365	168,350
United States Steel Corporation	35.00	Pershing	June 2025	500	2,113,000	163,750	106,000

						$373,108	$275,300

Written options contracts outstanding as of March 31, 2025 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Intra-Cellular Therapies, Inc.	$120.00	Pershing	May 2025	(128)	$(1,688,576)	$(15,350)	$(1,280)
Juniper Networks, Inc.	30.00	Pershing	November 2025	(910)	$(3,293,290)	(94,185)	(68,250)
United States Steel Corporation	30.00	Pershing	June 2025	(500)	$(2,113,000)	(53,750)	(40,000)

						$(163,285)	$(109,530)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Allegro MicroSystems, Inc.	$35.00	Pershing	August 2025	(1)	$(2,513)	$(66)	$—
Intra-Cellular Therapies, Inc.	130.00	Pershing	May 2025	(128)	(1,688,576)	(21,411)	(25,600)
Juniper Networks, Inc.	37.00	Pershing	November 2025	(910)	(3,293,290)	(130,585)	(182,000)
United States Steel Corporation	40.00	Pershing	June 2025	(500)	(2,113,000)	(166,250)	(325,000)

						$(318,312)	$(532,600)

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2025	NexPoint Event Driven Fund

The Fund had the following swaps contracts, which did not require pledged collateral, open at March 31, 2025:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Mark to Market ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity Total Return Swaps
Aviva PLC	1 Day GBP-SONIA plus —%	Upon Maturity	Goldman Sachs	04/07/2026	GBP	547,922	625,406	76,584	77,484	900
International Distribution Services PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	02/16/2026	GBP	1,903,595	2,286,085	403,625	382,490	(21,135)
TiFluid Systems PLC	1 Day GBP-SONIA plus 1.00%	Upon Maturity	Goldman Sachs	12/23/2025	GBP	2,361,583	3,336,462	940,797	974,879	34,082
Just Eat Takeaway.com	1 Day GBP-SONIA plus 0.55%	Upon Maturity	Goldman Sachs	03/23/2026	GBP	1,832,212	1,922,052	86,990	89,840	2,850

Total Long Equity Total Return Swaps							8,170,005	1,507,996	1,524,693	16,697

Short Equity Total Return Swaps
Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($ )	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Mark to Market ($)	Unrealized Appreciation/ (Depreciation) ($)
Short Equity Total Return Swap
Direct Line Insurance Group PLC	1 Day GBP-SONIA plus —%	Upon Maturity	Goldman Sachs	04/07/2026	GBP	(967,442)	(1,236,711)	(267,131)	(269,269)	(2,138)

Total Short Equity Total Return Swap							(1,236,711)	(267,131)	(269,269)	(2,138)

Total Return Swaps - Net							6,933,294	1,240,865	1,255,424	14,559

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2025	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock — 68.6%
COMMUNICATION SERVICES — 0.0%
88,561	GCI Liberty, Inc., Class A(a)	—

CONSUMER DISCRETIONARY — 14.4%
1,567,140	Despegar.com Corp.(a)(b)	29,446,561
467,654	Just Eat Takeaway.com(a)	9,867,028
3,038,887	Nordstrom(b)(c)	74,300,787
2,715,653	Playa Hotels & Resorts(a)(c)	36,199,655

		149,814,031

CONSUMER STAPLES — 2.4%
297,050	Kellanova(b)	24,503,654

ENERGY — 2.5%
160,969	Hess(b)	25,711,578

FINANCIALS — 5.5%
1,047,890	CI Financial	22,694,272
104,020	Enstar Group(a)(b)	34,574,168

		57,268,440

HEALTHCARE — 15.3%
600,270	Intra-Cellular Therapies(a)	79,187,618
2,570,440	Patterson(b)	80,300,546

		159,488,164

INDUSTRIALS — 13.4%
1,103,310	Air Transport Services Group(a)(b)	24,758,277
404,730	Beacon Roofing Supply(a)	50,065,101
1	McGrath RentCorp	111
2,748,039	Paycor HCM(a)	61,665,995
322,494	Renewi	3,563,194

		140,052,678

INFORMATION TECHNOLOGY — 7.9%
751,244	Enfusion, Class A(a)	8,376,371
800,000	Juniper Networks	28,952,000
2,418,310	SolarWinds	44,569,453

		81,897,824

MATERIALS — 5.8%
889,061	Amcor	8,623,891
306,042	Convestro AG(a)	19,636,938
735,294	Pactiv Evergreen	13,242,645
436,499	United States Steel Corp.	18,446,448

		59,949,922

UTILITIES — 1.4%
1,570,915	Innergex Renewable Energy	14,767,747

	Total Common Stock (Cost $703,375,586)	713,454,038

Principal Amount ($)
Corporate Obligations — 21.2%
CONSUMER DISCRETIONARY — 0.6%
	Everi Holdings
6,000,000	5.00%, 07/15/2029 (d)	6,009,150

FINANCIALS — 2.2%
	AssuredPartners
18,500,000	5.63%, 01/15/2029 (d)	18,474,243
3,830,000	7.50%, 02/15/2032 (d)	4,086,242

		22,560,485

INDUSTRIALS — 10.4%
	Beacon Roofing Supply
10,450,000	4.13%, 05/15/2029 (d)(e)	10,531,291
	Cargo Aircraft Management
18,500,000	4.75%, 02/01/2028 (d)	18,501,169
	Dun & Bradstreet
30,604,000	5.00%, 12/15/2029 (c)(d)	30,669,615

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
INDUSTRIALS (continued)
	H&E Equipment Services
49,091,000	3.88%, 12/15/2028 (d)	48,967,333

		108,669,408

MATERIALS — 5.4%
	Pactiv Evergreen Group Issuer
14,216,000	4.00%, 10/15/2027 (d)	14,358,160
41,155,000	4.38%, 10/15/2028	42,055,471

		56,413,631

UTILITIES — 2.6%
	Atlantica Sustainable Infrastructure PLC
27,950,000	4.13%, 06/15/2028 (d)	26,301,333

	Total Corporate Obligations (Cost $220,899,065)	219,954,007

Asset-Backed Securities — 2.2%
	Black Diamond CLO, Series 2022-1A, Class A1A
5,000,000	TSFR3M + 2.500%, 6.80%, 10/25/2035 (d)(f)	5,035,750
	Capital Four US CLO III, Series 2023-2A, Class A2
6,000,000	TSFR3M + 3.000%, 7.29%, 1/21/2035 (d)(f)	6,022,500
	Newark BSL CLO 1, Series 2020-1A, Class A1R
1,015,278	TSFR3M + 1.362%, 5.66%, 12/21/2029 (d)(f)	1,016,293
	Saratoga Investment Senior Loan Fund, Series 2022-1A, Class A2
5,000,000	TSFR3M + 2.600%, 6.89%, 10/20/2033 (d)(f)	5,011,250
	Venture XXVII CLO, Series 2017-27RA, Class A
5,854,362	US0003M + 1.300%, 6.15%, 7/21/2030 (d)(f)	5,866,364

	Total Asset-Backed Securities (Cost $22,764,029)	22,952,157

Contracts
Purchased Put Options(a) — 0.3%
16,351	Total Purchased Put Options (Cost $3,923,497)	2,916,755

Principal Amount ($)
U.S. Senior Loan (g) — 0.2%
ENERGY — 0.2%
	EPIC Y- Grade Services, LP, Term Loan, 1st Lien,10.044%,
2,000,000	06/29/2029	2,002,820

	Total U.S. Senior Loan (Cost $2,005,000)	2,002,820

Shares
Preferred Stock — 0.0%
HEALTHCARE — 0.0%
306,121	AMINO, Inc. (a)(e)(h)(i)(j)	—

	Total Preferred Stock (Cost $1,760,196)	—

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2025	NexPoint Merger Arbitrage Fund

Units		Value ($)
Warrants — 0.0%
HEALTHCARE — 0.0%
71,084	Apollomics, Expires 12/11/2027(a)	661

INFORMATION TECHNOLOGY — 0.0%
113,155	SMX Security Matters, Expires 03/10/2028(a)	3,451
198,080	Spectaire Holdings, Expires 10/20/2028(a)	852

		4,303

REAL ESTATE — 0.0%
12,612	Appreciate Holdings, Expires 12/02/2027(a)	—

SPECIAL PURPOSE ACQUISITION COMPANIES — 0.0%
12,500	AltEnergy Acquisition, Expires 11/05/2028(a)	763
108,741	CERo Therapeutics Holdings, Expires 02/17/2029(a)	1,441
225,000	Energem, Expires 11/19/2026(a)	—
30,463	Everest Consolidator Acquisition, Expires 07/22/2028(a)	—
147,162	Integrated Rail and Resources Acquisition, Expires 11/15/2026(a)	34,024

		36,228

	Total Warrants (Cost $252,229)	41,192

Rights — 0.0%
HEALTHCARE — 0.0%
171,486	Abiomed, Inc. (a)	174,916

268,873	Novartis (a)(b)	104,860

		279,776

	Total Rights (Cost $–)	279,776

Principal Amount ($)
Repurchase Agreements(k)(l) — 0.9%
2,124,784	Daiwa Capital Markets dated 3/31/2025 to be repurchased on 4/01/2025, repurchase price $2,150,577 (collateralized by U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $548 - $664,270, 0.000% - 7.000%, 5/31/2026 – 3/1/2055; with total market value $2,167,280)	2,124,784
2,124,784	HSBC Securities (USA), Inc. dated 3/31/2025 to be repurchased on 4/01/2025, repurchase price $2,150,577 (collateralized by U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $20 - $646,166, 0.000% - 6.500%, 2/15/2027 – 2/15/2055; with total market value $2,211,510)	2,124,784
773,572	JPMorgan Securities dated 3/31/2025 to be repurchased on 4/01/2025, repurchase price $782,941 (collateralized by U.S. Treasury Obligations, ranging in par value $7,857 - $774,544, 2.380% - 4.630%, 2/15/2042 – 2/15/2055; with total market value $789,043)	773,572

Principal Amount ($)		Value ($)
Repurchase Agreements(k)(l) (continued)
1,880,457	Nomura Securities International, Inc. dated 3/31/2025 to be repurchased on 4/01/2025, repurchase price $1,903,231 (collateralized by U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $682 - $752,183, 0.130% - 7.240%, 3/1/2026 – 12/1/2063; with total market value $1,918,279)	1,880,457
2,124,784	RBC Dominion Securities dated 3/31/2025 to be repurchased on 4/01/2025, repurchase price $2,150,577 (collateralized by U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $39 - $152,884, 0.000% - 7.500%, 4/10/2025 – 12/15/2066; with total market value $2,167,280)	2,124,784

	Total Repurchase Agreements (Cost $9,028,381)	9,028,381

Shares
Cash Equivalents — 5.7%
MONEY MARKET FUND(m) — 5.7%
59,333,733	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.210%	59,333,733

	Total Cash Equivalents (Cost $59,333,733)	59,333,733

Total Investments — 99.1%		1,029,962,859

(Cost $1,023,341,716)
Securities Sold Short— (3.5)%
Common Stock — (3.5)%
ENERGY — (2.6)%
(164,992)	Chevron	(27,601,512)

INDUSTRIALS — ((0.0))%
(1)	McGrath RentCorp	(111)

MATERIALS — (0.9)%
(122,603)	Berry Global Group	(8,558,916)
(11,500)	United States Steel Corp.	(485,990)

		(9,044,906)

	Total Common Stock (Proceeds $33,462,019)	(36,646,529)

	Total Securities Sold Short - (3.5)% (Proceeds $33,462,019)	(36,646,529)

Other Assets & Liabilities, Net — 4.4%(n)		46,225,370

Net Assets - 100.0%		1,039,541,700

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $293,700,431.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2025	NexPoint Merger Arbitrage Fund

(c)

Securities (or a portion of securities) on loan. As of March 31, 2025, the fair value of securities loaned was $12,106,187. The loaned securities were secured with cash and/or securities collateral of $12,413,306. Collateral is calculated based on prior day’s prices.

(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2025, these securities amounted to $200,850,693 or 19.3% of net assets.

(e)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$1,760,196	$—	0.0%
Beacon Roofing Supply	Corporate Obligation	3/20/2025	$10,529,261	$10,531,291	1.0%

(f)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(g)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of March 31, 2025, the SOFR 1 Month and SOFR 3 Month rates were 4.33% and 4.35%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(h)

Securities with a total aggregate value of $0, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(i)	There is currently no rate available.
(j)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $0, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2025. Please see Notes to Investment Portfolio.

(k)	Tri-Party Repurchase Agreement.
(l)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2025 was $9,028,381.
(m)	Rate reported is 7 day effective yield.
(n)	As of March 31, 2025, $37,457,468 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2025	NexPoint Merger Arbitrage Fund

Forward foreign currency contracts outstanding as of March 31, 2025, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	04/09/25	GBP	29,275,717	USD	37,947,832	$162,539
Goldman Sachs	05/09/25	GBP	82,174	USD	106,484	448
Goldman Sachs	06/09/25	GBP	829,270	USD	1,072,686	2,608
Goldman Sachs	04/16/25	GBP	4,383,526	USD	5,652,206	(5,105)
Goldman Sachs	05/09/25	GBP	72,837	USD	93,966	(22)
Goldman Sachs	06/09/25	GBP	1,635,628	USD	2,106,405	(4,184)
Goldman Sachs	05/30/25	CAD	19,944,991	USD	13,934,011	33,972
Goldman Sachs	08/15/25	CAD	9,378,895	USD	6,586,672	26,147
Goldman Sachs	05/30/25	CAD	13,836,601	USD	9,628,622	(14,365)
Goldman Sachs	08/15/25	CAD	4,622,773	USD	3,222,974	(10,649)
Goldman Sachs	06/30/25	EUR	17,908,487	USD	19,732,796	291,215
Goldman Sachs	11/28/25	EUR	2,914,152	USD	3,208,004	17,204
Goldman Sachs	11/28/25	EUR	4,716,808	USD	5,158,449	(6,136)

						$493,672

Purchased options contracts outstanding as of March 31, 2025 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Intra-Cellular Therapies, Inc.	$125.00	Pershing	May 2025	1,351	$17,822,392	$270,997	$6,755
Juniper Networks, Inc.	35.00	Pershing	November 2025	10,000	36,190,000	2,015,000	1,850,000
United States Steel Corporation	35.00	Pershing	June 2025	5,000	21,130,000	1,637,500	1,060,000

						$3,923,497	$2,916,755

Written options contracts outstanding as of March 31, 2025 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Intra-Cellular Therapies, Inc.	$120.00	Pershing	May 2025	(1,351)	$(17,822,392)	$(162,016)	$(13,510)
Juniper Networks, Inc.	30.00	Pershing	November 2025	(10,000)	$(36,190,000)	(1,035,000)	(750,000)
United States Steel Corporation	30.00	Pershing	June 2025	(5,000)	$(21,130,000)	(537,500)	(400,000)

						$(1,734,516)	$(1,163,510)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Intra-Cellular Therapies, Inc.	$130.00	Pershing	May 2025	(1,351)	$(17,822,392)	$(225,984)	$(270,200)
Juniper Networks, Inc.	37.00	Pershing	November 2025	(10,000)	(36,190,000)	(1,435,000)	(2,000,000)
United States Steel Corporation	40.00	Pershing	June 2025	(5,000)	(21,130,000)	(1,662,500)	(3,250,000)

						$(3,323,484)	$(5,520,200)

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2025	NexPoint Merger Arbitrage Fund

The Fund had the following swaps contracts, which did not require pledged collateral, open at March 31, 2025:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	National Amount ($)	Fair value ($)	Upfront Premiums paid (Received) ($)	Mark to Market ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity Total Return Swaps
International Distribution Services PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	2/16/2026	GBP	15,004,054	18,018,824	3,181,355	3,014,770	(166,585)
TiFluid Systems PLC	1 Day GBP-SONIA plus 1.00%	Upon Maturity	Goldman Sachs	12/24/2025	GBP	16,340,353	23,085,645	6,509,561	6,745,292	2 35,731

Total Long Equity Total Return Swaps							41,104,469	9,690,916	9,760,062	6 9,146

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2025	NexPoint Funds I

Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of March 31, 2025, each of which is non-diversified. This report includes information for the three months ended March 31, 2025 for NexPoint Event Driven Fund (the “Event Driven Fund”) and NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each a “Fund” and, collectively, the “Funds”).

On September 15, 2022, the Board of Trustees (the “Board”) of Highland Funds I approved a change of the Trust’s name from Highland Funds I to the NexPoint Funds I.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Funds’ valuation designee to perform the fair valuation determination for securities and other assets held by the Funds. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by NexPoint and approved by the Funds’ Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Asset Management, L.P. (“NexPoint”, “NAM”, or the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2025	NexPoint Funds I

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

As of March 31, 2025, the Funds’ investments consisted of common stocks, corporate obligations, preferred stocks, senior loans, asset-backed securities, bonds and notes, exchange-traded funds, repurchase agreements, special purpose acquisition companies, cash equivalents, rights, warrants, securities sold short, forward foreign currency contracts, options and swaps. The fair value of the Funds’ common stocks, preferred stocks, other registered investment companies, rights, warrants, forward contracts and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2025	NexPoint Funds I

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The Event Driven Fund and Merger Arbitrage Fund did not have any affiliated issuers as of March 31, 2025.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.